UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
June 30, 2018
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.0%
AT&T, Inc.	243,903	$ 7,831,726
CenturyLink, Inc.	177,905	3,316,149
Verizon Communications, Inc.	156,559	7,876,483
		19,024,358
INTERNET & CATALOG RETAIL — 5.1%
Netflix, Inc. (a)	19,762	7,735,440
TripAdvisor, Inc. (a)	19,453	1,083,726
		8,819,166
INTERNET SOFTWARE & SERVICES — 46.4%
Alphabet, Inc. Class A (a)	17,618	19,894,069
Alphabet, Inc. Class C (a)	17,914	19,985,754
Facebook, Inc. Class A (a)	180,871	35,146,853
Twitter, Inc. (a)	118,689	5,183,149
		80,209,825
MEDIA — 26.9%
CBS Corp. Class B	61,894	3,479,681
Charter Communications, Inc. Class A (a)	26,058	7,640,466
Comcast Corp. Class A	239,120	7,845,527
Discovery, Inc. Class A (a)	28,269	777,397
Discovery, Inc. Class C (a)	61,952	1,579,776
DISH Network Corp. Class A (a)	41,491	1,394,513
Interpublic Group of Cos., Inc.	69,827	1,636,745
News Corp. Class A	69,472	1,076,816
News Corp. Class B	22,033	349,223
Omnicom Group, Inc.	41,165	3,139,655
Twenty-First Century Fox, Inc. Class A	112,028	5,566,671
Twenty-First Century Fox, Inc. Class B	46,651	2,298,495
Security Description	Shares	Value
Viacom, Inc. Class B	63,924	$ 1,927,948
Walt Disney Co.	74,271	7,784,343
		46,497,256
SOFTWARE — 10.6%
Activision Blizzard, Inc.	105,174	8,026,879
Electronic Arts, Inc. (a)	55,640	7,846,353
Take-Two Interactive Software, Inc. (a)	20,689	2,448,750
		18,321,982
TOTAL COMMON STOCKS (Cost $173,149,604)		172,872,587
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $43,651)	43,651	43,651
TOTAL INVESTMENTS — 100.0% (Cost $173,193,255)		172,916,238
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		10,077
NET ASSETS — 100.0%		$ 172,926,315

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Diversified Telecommunication Services	$ 19,024,358	$—	$—	$ 19,024,358
Internet & Catalog Retail	8,819,166	—	—	8,819,166
Internet Software & Services	80,209,825	—	—	80,209,825
Media	46,497,256	—	—	46,497,256
Software	18,321,982	—	—	18,321,982
Short-Term Investment	43,651	—	—	43,651
TOTAL INVESTMENTS	$172,916,238	$—	$—	$172,916,238
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$612,210	$568,559	$—	$—	43,651	$43,651	$40	$—

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.3%
Aptiv PLC	1,228,293	$ 112,548,488
BorgWarner, Inc.	921,076	39,753,640
Goodyear Tire & Rubber Co.	1,078,574	25,119,988
		177,422,116
AUTOMOBILES — 3.4%
Ford Motor Co.	18,135,980	200,765,299
General Motors Co.	5,875,992	231,514,085
Harley-Davidson, Inc.	753,719	31,716,495
		463,995,879
DISTRIBUTORS — 0.8%
Genuine Parts Co.	674,596	61,921,167
LKQ Corp. (a)	1,443,552	46,049,309
		107,970,476
DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc.	947,369	21,581,066
HOTELS, RESTAURANTS & LEISURE — 12.7%
Carnival Corp.	1,883,570	107,947,397
Chipotle Mexican Grill, Inc. (a) (b)	113,949	49,154,180
Darden Restaurants, Inc.	569,746	60,997,007
Hilton Worldwide Holdings, Inc.	1,281,479	101,441,878
Marriott International, Inc. Class A	1,375,650	174,157,290
McDonald's Corp.	3,634,269	569,453,609
MGM Resorts International	2,288,095	66,423,398
Norwegian Cruise Line Holdings, Ltd. (a)	951,491	44,957,950
Royal Caribbean Cruises, Ltd.	777,530	80,552,108
Starbucks Corp.	6,390,005	312,151,744
Wynn Resorts, Ltd.	389,306	65,146,466
Yum! Brands, Inc.	1,499,491	117,290,186
		1,749,673,213
HOUSEHOLD DURABLES — 2.8%
D.R. Horton, Inc.	1,597,298	65,489,218
Garmin, Ltd.	514,310	31,372,910
Leggett & Platt, Inc.	587,938	26,245,552
Lennar Corp. Class A	1,272,547	66,808,718
Mohawk Industries, Inc. (a)	291,606	62,482,418
Newell Brands, Inc. (b)	2,234,104	57,617,542
PulteGroup, Inc.	1,183,764	34,033,215
Whirlpool Corp. (b)	300,918	44,003,239
		388,052,812
INTERNET & CATALOG RETAIL — 32.6%
Amazon.com, Inc. (a)	1,863,273	3,167,191,445
Booking Holdings, Inc. (a)	223,003	452,047,151
Expedia Group, Inc.	561,934	67,538,848
Netflix, Inc. (a)	2,011,695	787,437,774
TripAdvisor, Inc. (a) (b)	485,269	27,034,336
		4,501,249,554
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Hasbro, Inc.	523,669	48,339,885
Security Description	Shares	Value
Mattel, Inc. (b)	1,592,831	$ 26,154,285
		74,494,170
MEDIA — 17.4%
CBS Corp. Class B	1,585,991	89,164,414
Charter Communications, Inc. Class A (a)	858,054	251,590,013
Comcast Corp. Class A	21,253,771	697,336,227
Discovery, Inc. Class A (a) (b)	726,556	19,980,290
Discovery, Inc. Class C (a)	1,575,705	40,180,477
DISH Network Corp. Class A (a)	1,056,933	35,523,518
Interpublic Group of Cos., Inc.	1,777,496	41,664,506
News Corp. Class A	1,795,253	27,826,422
News Corp. Class B	527,075	8,354,139
Omnicom Group, Inc.	1,056,125	80,550,654
Twenty-First Century Fox, Inc. Class A	4,883,815	242,676,767
Twenty-First Century Fox, Inc. Class B	2,015,784	99,317,678
Viacom, Inc. Class B	1,644,919	49,610,757
Walt Disney Co.	6,880,826	721,179,373
		2,404,955,235
MULTILINE RETAIL — 3.9%
Dollar General Corp.	1,179,478	116,296,531
Dollar Tree, Inc. (a)	1,091,055	92,739,675
Kohl's Corp.	783,044	57,083,907
Macy's, Inc. (b)	1,409,937	52,773,942
Nordstrom, Inc.	544,036	28,170,184
Target Corp.	2,470,883	188,083,614
		535,147,853
SPECIALTY RETAIL — 18.0%
Advance Auto Parts, Inc.	345,054	46,823,828
AutoZone, Inc. (a)	123,894	83,124,202
Best Buy Co., Inc.	1,139,192	84,960,939
CarMax, Inc. (a) (b)	828,705	60,387,733
Foot Locker, Inc.	535,000	28,167,750
Gap, Inc.	977,459	31,659,897
Home Depot, Inc.	5,337,880	1,041,420,388
L Brands, Inc.	1,098,558	40,514,819
Lowe's Cos., Inc.	3,806,116	363,750,506
O'Reilly Automotive, Inc. (a)	375,723	102,786,541
Ross Stores, Inc.	1,755,715	148,796,846
Tiffany & Co.	473,877	62,362,213
TJX Cos., Inc.	2,904,493	276,449,644
Tractor Supply Co.	552,738	42,278,930
Ulta Salon Cosmetics & Fragrance, Inc. (a)	265,923	62,082,384
		2,475,566,620
TEXTILES, APPAREL & LUXURY GOODS — 6.3%
Hanesbrands, Inc. (b)	1,684,171	37,085,445
Michael Kors Holdings, Ltd. (a)	698,623	46,528,292
NIKE, Inc. Class B	5,938,240	473,158,963
PVH Corp.	354,500	53,075,740
Ralph Lauren Corp.	260,090	32,698,515
Tapestry, Inc.	1,323,511	61,821,199
Under Armour, Inc. Class A (a) (b)	842,203	18,932,723

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class C (a) (b)	877,576	$ 18,499,302
VF Corp.	1,518,721	123,806,136
		865,606,315
TOTAL COMMON STOCKS (Cost $12,441,380,749)		13,765,715,309
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	14,938,749	14,938,749
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	43,452,172	43,452,172
TOTAL SHORT-TERM INVESTMENTS (Cost $58,390,921)		58,390,921
TOTAL INVESTMENTS — 100.3% (Cost $12,499,771,670)		13,824,106,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(39,975,652)
NET ASSETS — 100.0%		$ 13,784,130,578

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$ 177,422,116	$—	$—	$ 177,422,116
Automobiles	463,995,879	—	—	463,995,879
Distributors	107,970,476	—	—	107,970,476
Diversified Consumer Services	21,581,066	—	—	21,581,066
Hotels, Restaurants & Leisure	1,749,673,213	—	—	1,749,673,213
Household Durables	388,052,812	—	—	388,052,812
Internet & Catalog Retail	4,501,249,554	—	—	4,501,249,554
Leisure Equipment & Products	74,494,170	—	—	74,494,170
Media	2,404,955,235	—	—	2,404,955,235
Multiline Retail	535,147,853	—	—	535,147,853
Specialty Retail	2,475,566,620	—	—	2,475,566,620
Textiles, Apparel & Luxury Goods	865,606,315	—	—	865,606,315
Short-Term Investments	58,390,921	—	—	58,390,921
TOTAL INVESTMENTS	$13,824,106,230	$—	$—	$13,824,106,230

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,785,167	$20,785,167	$406,017,377	$411,863,795	$—	$—	14,938,749	$14,938,749	$199,253	$—
State Street Navigator Securities Lending Government Money Market Portfolio	24,093,725	24,093,725	377,001,246	357,642,799	—	—	43,452,172	43,452,172	280,164	—
Total		$44,878,892	$783,018,623	$769,506,594	$—	$—		$58,390,921	$479,417	$—

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 26.2%
Brown-Forman Corp. Class B	1,518,125	$ 74,403,306
Coca-Cola Co.	20,339,942	892,109,856
Constellation Brands, Inc. Class A	974,018	213,183,320
Molson Coors Brewing Co. Class B	1,072,488	72,972,083
Monster Beverage Corp. (a)	2,380,422	136,398,181
PepsiCo, Inc.	7,530,094	819,801,334
		2,208,868,080
FOOD & STAPLES RETAILING — 19.7%
Costco Wholesale Corp.	1,843,344	385,222,029
Kroger Co.	4,711,746	134,049,174
Sysco Corp.	2,777,898	189,702,654
Walmart, Inc.	7,683,551	658,096,143
Walgreens Boots Alliance, Inc.	4,942,906	296,648,504
		1,663,718,504
FOOD PRODUCTS — 17.8%
Archer-Daniels-Midland Co.	3,241,065	148,538,009
Campbell Soup Co. (b)	1,115,006	45,202,343
Conagra Brands, Inc.	2,273,986	81,249,520
General Mills, Inc.	3,438,209	152,175,130
Hershey Co.	809,686	75,349,379
Hormel Foods Corp. (b)	1,565,147	58,239,120
J.M. Smucker Co.	658,497	70,775,257
Kellogg Co.	1,447,601	101,143,882
Kraft Heinz Co.	3,462,201	217,495,467
McCormick & Co., Inc.	702,930	81,603,144
Mondelez International, Inc. Class A	8,548,310	350,480,710
Tyson Foods, Inc. Class A	1,724,744	118,748,624
		1,501,000,585
HOUSEHOLD PRODUCTS — 20.9%
Church & Dwight Co., Inc.	1,418,305	75,397,094
Clorox Co.	750,480	101,502,420
Colgate-Palmolive Co.	5,055,494	327,646,566
Kimberly-Clark Corp.	2,024,557	213,266,834
Procter & Gamble Co.	13,355,092	1,042,498,482
		1,760,311,396
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.7%
Coty, Inc. Class A (b)	2,740,558	$ 38,641,868
Estee Lauder Cos., Inc. Class A	1,298,290	185,253,000
		223,894,868
TOBACCO — 12.3%
Altria Group, Inc.	6,524,775	370,541,973
Philip Morris International, Inc.	8,256,192	666,604,942
		1,037,146,915
TOTAL COMMON STOCKS (Cost $9,438,082,414)		8,394,940,348
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	10,331,469	10,331,469
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	17,078,243	17,078,243
TOTAL SHORT-TERM INVESTMENTS (Cost $27,409,712)		27,409,712
TOTAL INVESTMENTS — 99.9% (Cost $9,465,492,126)		8,422,350,060
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,133,334
NET ASSETS — 100.0%		$ 8,431,483,394

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$2,208,868,080	$—	$—	$2,208,868,080
Food & Staples Retailing	1,663,718,504	—	—	1,663,718,504
Food Products	1,501,000,585	—	—	1,501,000,585
Household Products	1,760,311,396	—	—	1,760,311,396
Personal Products	223,894,868	—	—	223,894,868
Tobacco	1,037,146,915	—	—	1,037,146,915
Short-Term Investments	27,409,712	—	—	27,409,712
TOTAL INVESTMENTS	$8,422,350,060	$—	$—	$8,422,350,060

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,856,474	$3,856,474	$312,198,007	$305,723,012	$—	$—	10,331,469	$10,331,469	$157,670	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	103,050,185	85,971,942	—	—	17,078,243	17,078,243	3,271	—
Total		$3,856,474	$415,248,192	$391,694,954	$—	$—		$27,409,712	$160,941	$—

THE ENERGY SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 13.0%
Baker Hughes a GE Co.	5,818,102	$ 192,171,909
Halliburton Co.	12,203,361	549,883,447
Helmerich & Payne, Inc.	1,498,637	95,553,095
National Oilwell Varco, Inc. (a)	5,322,031	230,976,145
Schlumberger, Ltd.	18,655,504	1,250,478,433
TechnipFMC PLC	6,036,920	191,611,841
		2,510,674,870
OIL, GAS & CONSUMABLE FUELS — 86.9%
Anadarko Petroleum Corp.	7,175,746	525,623,394
Andeavor	1,936,923	254,085,559
Apache Corp. (a)	5,323,876	248,891,203
Cabot Oil & Gas Corp.	6,289,814	149,697,573
Chevron Corp.	25,737,561	3,253,999,837
Cimarex Energy Co.	1,314,147	133,701,316
Concho Resources, Inc. (a) (b)	2,076,758	287,319,469
ConocoPhillips	12,640,519	880,032,933
Devon Energy Corp.	7,291,493	320,534,032
EOG Resources, Inc.	7,458,080	928,008,894
EQT Corp. (a)	3,513,625	193,881,828
Exxon Mobil Corp.	53,634,590	4,437,189,631
Hess Corp. (a)	3,647,843	244,004,218
HollyFrontier Corp.	2,458,468	168,232,965
Kinder Morgan, Inc.	26,430,429	467,025,680
Marathon Oil Corp.	11,885,938	247,940,667
Marathon Petroleum Corp.	6,434,509	451,445,151
Newfield Exploration Co. (b)	2,749,326	83,167,112
Noble Energy, Inc.	6,735,828	237,640,012
Occidental Petroleum Corp.	10,267,960	859,222,893
Security Description	Shares	Value
ONEOK, Inc.	5,726,749	$ 399,898,883
Phillips 66	5,846,835	656,658,039
Pioneer Natural Resources Co.	2,374,266	449,306,098
Valero Energy Corp.	6,003,238	665,338,868
Williams Cos., Inc.	11,530,634	312,595,488
		16,855,441,743
TOTAL COMMON STOCKS (Cost $20,502,142,748)		19,366,116,613
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $9,903,308)	9,903,308	9,903,308
TOTAL INVESTMENTS — 99.9% (Cost $20,512,046,056)		19,376,019,921
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,783,851
NET ASSETS — 100.0%		$ 19,388,803,772

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$ 2,510,674,870	$—	$—	$ 2,510,674,870
Oil, Gas & Consumable Fuels	16,855,441,743	—	—	16,855,441,743
Short-Term Investment	9,903,308	—	—	9,903,308
TOTAL INVESTMENTS	$19,376,019,921	$—	$—	$19,376,019,921
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,263,378	$11,263,378	$432,867,455	$434,227,525	$—	$—	9,903,308	$9,903,308	$308,387	$—
State Street Navigator Securities Lending Government Money Market Portfolio	42,538,543	42,538,543	329,946,899	372,485,442	—	—	—	—	327,675	—
Total		$53,801,921	$762,814,354	$806,712,967	$—	$—		$9,903,308	$636,062	$—

THE FINANCIAL SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 44.2%
Bank of America Corp.	87,318,183	$ 2,461,499,579
BB&T Corp.	7,223,189	364,337,653
Citigroup, Inc.	23,616,235	1,580,398,446
Citizens Financial Group, Inc.	4,489,330	174,634,937
Comerica, Inc.	1,591,912	144,736,639
Fifth Third Bancorp	6,348,584	182,204,361
Huntington Bancshares, Inc.	10,236,047	151,084,054
JPMorgan Chase & Co.	31,533,176	3,285,756,939
KeyCorp	9,834,722	192,170,468
M&T Bank Corp.	1,344,804	228,818,401
People's United Financial, Inc.	3,222,326	58,291,877
PNC Financial Services Group, Inc.	4,349,107	587,564,356
Regions Financial Corp.	10,403,647	184,976,844
SunTrust Banks, Inc.	4,304,769	284,200,849
SVB Financial Group (a)	490,738	141,705,505
US Bancorp	14,451,424	722,860,228
Wells Fargo & Co.	40,623,489	2,252,166,230
Zions Bancorp (b)	1,826,294	96,227,431
		13,093,634,797
CAPITAL MARKETS — 21.8%
Affiliated Managers Group, Inc.	502,536	74,712,027
Ameriprise Financial, Inc.	1,339,135	187,318,204
Bank of New York Mellon Corp.	9,362,200	504,903,446
BlackRock, Inc.	1,142,731	570,268,478
Cboe Global Markets, Inc.	1,041,710	108,410,760
Charles Schwab Corp.	11,123,568	568,414,325
CME Group, Inc.	3,153,974	516,999,418
E*TRADE Financial Corp. (a)	2,444,214	149,488,128
Franklin Resources, Inc.	2,950,613	94,567,147
Goldman Sachs Group, Inc.	3,253,930	717,719,340
Intercontinental Exchange, Inc.	5,364,997	394,595,529
Invesco, Ltd.	3,805,545	101,075,275
Moody's Corp.	1,546,314	263,739,316
Morgan Stanley	12,623,012	598,330,769
MSCI, Inc.	824,647	136,421,353
Nasdaq, Inc.	1,082,619	98,810,636
Northern Trust Corp.	1,958,960	201,557,395
Raymond James Financial, Inc.	1,202,461	107,439,890
S&P Global, Inc.	2,326,999	474,451,826
State Street Corp. (c)	3,384,593	315,071,762
T Rowe Price Group, Inc.	2,242,401	260,320,332
		6,444,615,356
CONSUMER FINANCE — 5.1%
American Express Co.	6,613,901	648,162,298
Capital One Financial Corp.	4,505,833	414,086,053
Discover Financial Services	3,231,559	227,534,069
Synchrony Financial	6,571,113	219,343,752
		1,509,126,172
DIVERSIFIED FINANCIAL SERVICES — 11.5%
Berkshire Hathaway, Inc. Class B (a)	17,829,338	3,327,845,937
Security Description	Shares	Value
Jefferies Financial Group, Inc.	2,806,416	$ 63,817,900
		3,391,663,837
INSURANCE — 17.2%
Aflac, Inc.	7,170,297	308,466,177
Allstate Corp.	3,255,444	297,124,374
American International Group, Inc.	8,315,086	440,865,860
Aon PLC	2,264,455	310,615,292
Arthur J Gallagher & Co.	1,688,582	110,230,633
Assurant, Inc.	487,934	50,496,290
Brighthouse Financial, Inc. (a)	1,112,480	44,577,074
Chubb, Ltd.	4,315,178	548,113,909
Cincinnati Financial Corp.	1,383,773	92,519,063
Everest Re Group, Ltd.	379,688	87,510,490
Hartford Financial Services Group, Inc.	3,317,799	169,639,063
Lincoln National Corp.	2,026,267	126,135,121
Loews Corp.	2,423,681	117,015,319
Marsh & McLennan Cos., Inc.	4,700,216	385,276,705
MetLife, Inc.	9,412,311	410,376,760
Principal Financial Group, Inc.	2,466,176	130,584,019
Progressive Corp.	5,394,801	319,102,479
Prudential Financial, Inc.	3,889,876	363,742,305
Torchmark Corp.	978,120	79,628,749
Travelers Cos., Inc.	2,503,074	306,226,073
Unum Group	2,048,862	75,787,405
Willis Towers Watson PLC	1,220,983	185,101,023
XL Group, Ltd.	2,392,679	133,870,390
		5,093,004,573
TOTAL COMMON STOCKS (Cost $29,361,430,900)		29,532,044,735
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $41,046,666)	41,046,666	41,046,666
TOTAL INVESTMENTS — 99.9% (Cost $29,402,477,566)		29,573,091,401
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		15,235,953
NET ASSETS — 100.0%		$ 29,588,327,354

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.

THE FINANCIAL SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$13,093,634,797	$—	$—	$13,093,634,797
Capital Markets	6,444,615,356	—	—	6,444,615,356
Consumer Finance	1,509,126,172	—	—	1,509,126,172
Diversified Financial Services	3,391,663,837	—	—	3,391,663,837
Insurance	5,093,004,573	—	—	5,093,004,573
Short-Term Investment	41,046,666	—	—	41,046,666
TOTAL INVESTMENTS	$29,573,091,401	$—	$—	$29,573,091,401
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	3,247,550	$310,270,927	$181,923,722	$168,479,483	$35,059,700	$(43,703,104)	3,384,593	$315,071,762	$4,421,408	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,927,132	39,927,132	643,639,012	642,519,478	—	—	41,046,666	41,046,666	555,525	—
Total		$350,198,059	$825,562,734	$810,998,961	$35,059,700	$(43,703,104)		$356,118,428	$4,976,933	$—

THE HEALTH CARE SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 17.9%
AbbVie, Inc.	7,026,150	$ 650,972,798
Alexion Pharmaceuticals, Inc. (a)	1,032,319	128,162,404
Amgen, Inc.	3,090,926	570,554,030
Biogen, Inc. (a)	978,179	283,906,673
Celgene Corp. (a)	3,280,751	260,557,244
Gilead Sciences, Inc.	6,032,892	427,370,069
Incyte Corp. (a)	815,413	54,632,671
Regeneron Pharmaceuticals, Inc. (a)	357,024	123,169,710
Vertex Pharmaceuticals, Inc. (a)	1,182,225	200,930,961
		2,700,256,560
HEALTH CARE EQUIPMENT & SUPPLIES — 21.9%
Abbott Laboratories	8,133,619	496,069,423
ABIOMED, Inc. (a)	196,072	80,203,252
Align Technology, Inc. (a)	333,408	114,072,213
Baxter International, Inc.	2,285,733	168,778,525
Becton Dickinson and Co.	1,239,684	296,978,699
Boston Scientific Corp. (a)	6,401,643	209,333,726
Cooper Cos., Inc.	227,527	53,571,232
Danaher Corp.	2,852,121	281,447,300
DENTSPLY SIRONA, Inc.	1,066,421	46,677,247
Edwards Lifesciences Corp. (a)	977,902	142,353,194
Hologic, Inc. (a)	1,265,753	50,313,682
IDEXX Laboratories, Inc. (a)	402,822	87,791,027
Intuitive Surgical, Inc. (a)	525,535	251,457,987
Medtronic PLC	6,283,068	537,893,451
ResMed, Inc.	660,707	68,436,031
Stryker Corp.	1,489,647	251,541,792
Varian Medical Systems, Inc. (a)	423,689	48,181,913
Zimmer Biomet Holdings, Inc.	939,174	104,661,551
		3,289,762,245
HEALTH CARE PROVIDERS & SERVICES — 22.4%
Aetna, Inc.	1,517,598	278,479,233
AmerisourceBergen Corp.	754,480	64,334,510
Anthem, Inc.	1,182,308	281,424,773
Cardinal Health, Inc.	1,440,428	70,336,099
Centene Corp. (a)	951,669	117,255,137
Cigna Corp.	1,128,589	191,803,701
CVS Health Corp.	4,716,784	303,525,050
DaVita, Inc. (a)	647,810	44,983,926
Envision Healthcare Corp. (a)	561,459	24,709,811
Express Scripts Holding Co. (a)	2,609,569	201,484,822
HCA Healthcare, Inc.	1,294,155	132,780,303
Henry Schein, Inc. (a) (b)	713,323	51,815,783
Humana, Inc.	636,543	189,454,293
Laboratory Corp. of America Holdings (a)	470,942	84,548,217
McKesson Corp.	937,537	125,067,436
Quest Diagnostics, Inc.	629,507	69,208,000
UnitedHealth Group, Inc.	4,455,396	1,093,086,855
Security Description	Shares	Value
Universal Health Services, Inc. Class B	403,756	$ 44,994,569
		3,369,292,518
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	1,460,878	87,345,896
LIFE SCIENCES TOOLS & SERVICES — 6.1%
Agilent Technologies, Inc.	1,492,461	92,293,788
Illumina, Inc. (a)	679,645	189,818,052
IQVIA Holdings, Inc. (a)	751,570	75,021,718
Mettler-Toledo International, Inc. (a)	118,183	68,384,229
PerkinElmer, Inc. (b)	512,858	37,556,591
Thermo Fisher Scientific, Inc.	1,866,619	386,651,460
Waters Corp. (a)	364,332	70,531,032
		920,256,870
PHARMACEUTICALS — 31.0%
Allergan PLC	1,572,865	262,228,053
Bristol-Myers Squibb Co.	7,583,507	419,671,277
Eli Lilly & Co.	4,431,874	378,171,808
Johnson & Johnson	12,435,263	1,508,894,812
Merck & Co., Inc.	12,481,945	757,654,062
Mylan NV (a)	2,379,790	86,005,611
Nektar Therapeutics (a)	747,528	36,501,792
Perrigo Co. PLC	597,414	43,557,455
Pfizer, Inc.	27,120,344	983,926,080
Zoetis, Inc.	2,243,303	191,106,983
		4,667,717,933
TOTAL COMMON STOCKS (Cost $15,435,012,806)		15,034,632,022
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $12,768,914)	12,768,914	12,768,914
TOTAL INVESTMENTS — 100.0% (Cost $15,447,781,720)		15,047,400,936
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		6,321,200
NET ASSETS — 100.0%		$ 15,053,722,136

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Amount is less than 0.05% of net assets.

THE HEALTH CARE SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$ 2,700,256,560	$—	$—	$ 2,700,256,560
Health Care Equipment & Supplies	3,289,762,245	—	—	3,289,762,245
Health Care Providers & Services	3,369,292,518	—	—	3,369,292,518
Health Care Technology	87,345,896	—	—	87,345,896
Life Sciences Tools & Services	920,256,870	—	—	920,256,870
Pharmaceuticals	4,667,717,933	—	—	4,667,717,933
Short-Term Investment	12,768,914	—	—	12,768,914
TOTAL INVESTMENTS	$15,047,400,936	$—	$—	$15,047,400,936
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,549,299	$10,549,299	$326,571,962	$324,352,347	$—	$—	12,768,914	$12,768,914	$279,225	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	838,576	838,576	—	—	—	—	51	—
Total		$10,549,299	$327,410,538	$325,190,923	$—	$—		$12,768,914	$279,276	$—

THE INDUSTRIAL SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 27.9%
Arconic, Inc.	2,264,784	$ 38,523,976
Boeing Co.	2,919,039	979,366,775
General Dynamics Corp.	1,472,415	274,472,880
Harris Corp.	632,825	91,468,525
Huntington Ingalls Industries, Inc.	237,186	51,419,553
L3 Technologies, Inc.	418,364	80,459,764
Lockheed Martin Corp.	1,324,157	391,195,703
Northrop Grumman Corp.	929,494	286,005,304
Raytheon Co.	1,531,130	295,783,693
Rockwell Collins, Inc.	875,404	117,899,411
Textron, Inc.	1,364,749	89,950,607
TransDigm Group, Inc. (a)	259,912	89,706,028
United Technologies Corp.	3,966,040	495,873,981
		3,282,126,200
AIR FREIGHT & LOGISTICS — 7.0%
C.H. Robinson Worldwide, Inc.	742,219	62,094,042
Expeditors International of Washington, Inc.	931,128	68,065,457
FedEx Corp.	1,310,438	297,548,052
United Parcel Service, Inc. Class B	3,675,598	390,458,775
		818,166,326
AIRLINES — 4.5%
Alaska Air Group, Inc. (b)	656,991	39,675,686
American Airlines Group, Inc.	2,220,903	84,305,478
Delta Air Lines, Inc.	3,439,935	170,414,380
Southwest Airlines Co.	2,843,314	144,667,816
United Continental Holdings, Inc. (a)	1,256,271	87,599,777
		526,663,137
BUILDING PRODUCTS — 3.0%
Allegion PLC	506,202	39,159,787
AO Smith Corp.	773,266	45,738,684
Fortune Brands Home & Security, Inc.	777,834	41,761,907
Johnson Controls International PLC	4,936,931	165,140,342
Masco Corp.	1,655,021	61,930,886
		353,731,606
COMMERCIAL SERVICES & SUPPLIES — 3.7%
Cintas Corp.	460,736	85,268,411
Copart, Inc. (a)	1,074,700	60,785,032
Republic Services, Inc.	1,188,582	81,251,466
Stericycle, Inc. (a)	456,140	29,781,381
Waste Management, Inc.	2,120,297	172,464,958
		429,551,248
CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	749,411	36,556,269
Jacobs Engineering Group, Inc.	642,447	40,788,960
Quanta Services, Inc. (a)	800,080	26,722,672
		104,067,901
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.2%
AMETEK, Inc.	1,234,377	$ 89,072,644
Eaton Corp. PLC	2,330,917	174,212,737
Emerson Electric Co.	3,358,580	232,212,221
Rockwell Automation, Inc.	669,350	111,266,051
		606,763,653
INDUSTRIAL CONGLOMERATES — 16.8%
3M Co.	3,164,548	622,529,882
General Electric Co.	46,295,705	630,084,545
Honeywell International, Inc.	3,981,356	573,514,332
Roper Technologies, Inc.	549,915	151,727,048
		1,977,855,807
MACHINERY — 15.5%
Caterpillar, Inc.	3,187,069	432,389,651
Cummins, Inc.	825,602	109,805,066
Deere & Co.	1,728,582	241,655,764
Dover Corp.	824,476	60,351,643
Flowserve Corp. (b)	699,805	28,272,122
Fortive Corp.	1,634,944	126,070,532
Illinois Tool Works, Inc.	1,625,141	225,147,034
Ingersoll-Rand PLC	1,321,775	118,602,871
PACCAR, Inc.	1,875,274	116,191,977
Parker-Hannifin Corp.	708,672	110,446,531
Pentair PLC	865,229	36,408,836
Snap-on, Inc.	301,639	48,479,420
Stanley Black & Decker, Inc.	822,572	109,245,787
Xylem, Inc.	958,994	64,617,016
		1,827,684,250
PROFESSIONAL SERVICES — 3.1%
Equifax, Inc.	641,196	80,220,032
IHS Markit, Ltd. (a)	1,898,159	97,926,023
Nielsen Holdings PLC	1,784,868	55,205,967
Robert Half International, Inc.	659,549	42,936,640
Verisk Analytics, Inc. (a)	828,046	89,130,871
		365,419,533
ROAD & RAIL — 10.4%
CSX Corp.	4,665,921	297,592,441
JB Hunt Transport Services, Inc.	456,345	55,468,735
Kansas City Southern	546,859	57,945,180
Norfolk Southern Corp.	1,506,074	227,221,384
Union Pacific Corp.	4,134,113	585,721,130
		1,223,948,870
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co. (b)	1,533,286	73,797,055
United Rentals, Inc. (a)	445,597	65,779,029
W.W. Grainger, Inc.	271,722	83,799,065
		223,375,149
TOTAL COMMON STOCKS (Cost $12,863,230,903)		11,739,353,680

THE INDUSTRIAL SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $18,971,879)	18,971,879	$ 18,971,879
TOTAL INVESTMENTS — 100.1% (Cost $12,882,202,782)		11,758,325,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(8,712,483)
NET ASSETS — 100.0%		$ 11,749,613,076

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 3,282,126,200	$—	$—	$ 3,282,126,200
Air Freight & Logistics	818,166,326	—	—	818,166,326
Airlines	526,663,137	—	—	526,663,137
Building Products	353,731,606	—	—	353,731,606
Commercial Services & Supplies	429,551,248	—	—	429,551,248
Construction & Engineering	104,067,901	—	—	104,067,901
Electrical Equipment	606,763,653	—	—	606,763,653
Industrial Conglomerates	1,977,855,807	—	—	1,977,855,807
Machinery	1,827,684,250	—	—	1,827,684,250
Professional Services	365,419,533	—	—	365,419,533
Road & Rail	1,223,948,870	—	—	1,223,948,870
Trading Companies & Distributors	223,375,149	—	—	223,375,149
Short-Term Investment	18,971,879	—	—	18,971,879
TOTAL INVESTMENTS	$11,758,325,559	$—	$—	$11,758,325,559
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,980,490	$15,980,490	$213,262,492	$210,271,103	$—	$—	18,971,879	$18,971,879	$304,780	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	28,463,499	28,463,499	—	—	—	—	1,222	—
Total		$15,980,490	$241,725,991	$238,734,602	$—	$—		$18,971,879	$306,002	$—

THE MATERIALS SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 70.0%
Air Products & Chemicals, Inc.	1,690,245	$ 263,221,854
Albemarle Corp. (a)	871,995	82,255,288
CF Industries Holdings, Inc.	1,837,236	81,573,278
DowDuPont, Inc.	15,422,924	1,016,679,150
Eastman Chemical Co.	1,123,975	112,352,541
Ecolab, Inc.	2,004,011	281,222,864
FMC Corp.	1,058,914	94,465,718
International Flavors & Fragrances, Inc.	621,510	77,042,380
LyondellBasell Industries NV Class A	2,479,886	272,415,477
Mosaic Co.	2,761,393	77,457,074
PPG Industries, Inc.	1,964,625	203,790,551
Praxair, Inc.	2,216,078	350,472,736
Sherwin-Williams Co.	527,658	215,057,571
		3,128,006,482
CONSTRUCTION MATERIALS — 5.5%
Martin Marietta Materials, Inc.	495,631	110,689,271
Vulcan Materials Co.	1,040,756	134,319,970
		245,009,241
CONTAINERS & PACKAGING — 13.2%
Avery Dennison Corp.	692,929	70,748,051
Ball Corp.	2,749,948	97,760,651
International Paper Co.	3,259,894	169,775,279
Packaging Corp. of America	742,801	83,037,724
Sealed Air Corp.	1,270,765	53,943,974
WestRock Co.	2,018,631	115,102,340
		590,368,019
Security Description	Shares	Value
METALS & MINING — 11.1%
Freeport-McMoRan, Inc.	10,608,062	$ 183,095,150
Newmont Mining Corp.	4,200,256	158,391,654
Nucor Corp.	2,504,441	156,527,562
		498,014,366
TOTAL COMMON STOCKS (Cost $4,787,192,719)		4,461,398,108
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $5,501,963)	5,501,963	5,501,963
TOTAL INVESTMENTS — 99.9% (Cost $4,792,694,682)		4,466,900,071
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,881,965
NET ASSETS — 100.0%		$ 4,471,782,036

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals	$3,128,006,482	$—	$—	$3,128,006,482
Construction Materials	245,009,241	—	—	245,009,241
Containers & Packaging	590,368,019	—	—	590,368,019
Metals & Mining	498,014,366	—	—	498,014,366
Short-Term Investment	5,501,963	—	—	5,501,963
TOTAL INVESTMENTS	$4,466,900,071	$—	$—	$4,466,900,071
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,874,539	$4,874,539	$93,958,280	$93,330,856	$—	$—	5,501,963	$5,501,963	$75,650	$—

THE REAL ESTATE SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.5%
Alexandria Real Estate Equities, Inc. REIT	404,567	$ 51,044,218
American Tower Corp. REIT	1,735,009	250,136,247
Apartment Investment & Management Co. Class A REIT	619,522	26,205,781
AvalonBay Communities, Inc. REIT	542,937	93,325,441
Boston Properties, Inc. REIT	606,388	76,053,183
Crown Castle International Corp. REIT	1,629,541	175,697,111
Digital Realty Trust, Inc. REIT	809,033	90,271,902
Duke Realty Corp. REIT	1,399,260	40,620,518
Equinix, Inc. REIT	312,147	134,188,874
Equity Residential REIT	1,446,503	92,127,776
Essex Property Trust, Inc. REIT	259,445	62,025,516
Extra Space Storage, Inc. REIT	495,385	49,444,377
Federal Realty Investment Trust REIT	286,977	36,316,939
GGP, Inc. REIT	2,484,858	50,765,649
HCP, Inc. REIT	1,845,528	47,651,533
Host Hotels & Resorts, Inc. REIT	2,912,211	61,360,286
Iron Mountain, Inc. REIT	1,102,947	38,614,174
Kimco Realty Corp. REIT	1,665,122	28,290,423
Macerich Co. REIT	426,991	24,265,898
Mid-America Apartment Communities, Inc. REIT	447,001	44,999,591
Prologis, Inc. REIT	2,094,785	137,606,427
Public Storage REIT	588,572	133,523,444
Realty Income Corp. REIT (a)	1,117,177	60,092,951
Regency Centers Corp. REIT	577,643	35,860,077
SBA Communications Corp. REIT (b)	452,508	74,718,121
Simon Property Group, Inc. REIT	1,216,589	207,051,282
SL Green Realty Corp. REIT	346,536	34,837,264
Security Description	Shares	Value
UDR, Inc. REIT	1,048,716	$ 39,368,799
Ventas, Inc. REIT	1,399,726	79,714,396
Vornado Realty Trust REIT	679,844	50,254,068
Welltower, Inc. REIT	1,461,302	91,609,022
Weyerhaeuser Co. REIT	2,973,780	108,424,019
		2,526,465,307
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
CBRE Group, Inc. Class A (b)	1,187,789	56,705,047
TOTAL COMMON STOCKS (Cost $2,718,672,810)		2,583,170,354
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $6,722,229)	6,722,229	6,722,229
TOTAL INVESTMENTS — 100.0% (Cost $2,725,395,039)		2,589,892,583
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		1,221,637
NET ASSETS — 100.0%		$ 2,591,114,220

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Amount is less than 0.05% of net assets.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITS)	$2,526,465,307	$—	$—	$2,526,465,307
Real Estate Management & Development	56,705,047	—	—	56,705,047
Short-Term Investment	6,722,229	—	—	6,722,229
TOTAL INVESTMENTS	$2,589,892,583	$—	$—	$2,589,892,583
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,853,382	$6,853,382	$106,281,625	$106,412,778	$—	$—	6,722,229	$6,722,229	$27,905	$—

THE TECHNOLOGY SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	15,746,297	$ 677,563,160
F5 Networks, Inc. (a)	204,544	35,273,613
Juniper Networks, Inc.	1,168,570	32,042,189
Motorola Solutions, Inc.	542,851	63,171,571
		808,050,533
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.1%
AT&T, Inc.	24,319,102	780,886,365
CenturyLink, Inc. (b)	3,287,169	61,272,830
Verizon Communications, Inc.	13,834,587	696,018,072
		1,538,177,267
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	1,009,287	87,959,362
Corning, Inc.	2,780,227	76,484,045
FLIR Systems, Inc.	463,020	24,063,149
IPG Photonics Corp. (a)	125,776	27,749,959
TE Connectivity, Ltd.	1,172,340	105,580,940
		321,837,455
INTERNET SOFTWARE & SERVICES — 19.1%
Akamai Technologies, Inc. (a)	571,044	41,817,552
Alphabet, Inc. Class A (a)	1,000,018	1,129,210,325
Alphabet, Inc. Class C (a)	1,016,509	1,134,068,266
eBay, Inc. (a)	3,095,117	112,228,942
Facebook, Inc. Class A (a)	8,031,117	1,560,606,656
Twitter, Inc. (a)	2,192,507	95,746,781
VeriSign, Inc. (a)	321,340	44,158,543
		4,117,837,065
IT SERVICES — 16.2%
Accenture PLC Class A	2,153,240	352,248,532
Alliance Data Systems Corp.	161,392	37,636,614
Automatic Data Processing, Inc.	1,474,925	197,846,439
Broadridge Financial Solutions, Inc.	394,736	45,434,114
Cognizant Technology Solutions Corp. Class A	1,961,682	154,953,261
DXC Technology Co.	953,568	76,867,116
Fidelity National Information Services, Inc.	1,108,325	117,515,700
Fiserv, Inc. (a)	1,370,933	101,572,426
FleetCor Technologies, Inc. (a)	300,092	63,214,380
Gartner, Inc. (a) (b)	305,518	40,603,342
Global Payments, Inc.	534,014	59,537,221
International Business Machines Corp.	2,858,386	399,316,524
Mastercard, Inc. Class A	3,069,884	603,293,604
Paychex, Inc.	1,070,633	73,177,766
PayPal Holdings, Inc. (a)	3,737,095	311,187,901
Total System Services, Inc.	555,287	46,932,857
Visa, Inc. Class A	5,980,505	792,117,887
Western Union Co.	1,542,046	31,349,795
		3,504,805,479
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.4%
Advanced Micro Devices, Inc. (a) (b)	2,757,674	$ 41,337,533
Analog Devices, Inc.	1,241,851	119,118,348
Applied Materials, Inc.	3,375,175	155,899,333
Broadcom, Inc.	1,344,203	326,157,416
Intel Corp. (a)	15,602,710	775,610,714
KLA-Tencor Corp.	521,857	53,505,998
Lam Research Corp.	549,267	94,940,801
Microchip Technology, Inc. (b)	786,928	71,571,102
Micron Technology, Inc. (a)	3,883,195	203,634,746
NVIDIA Corp.	2,032,413	481,478,640
Qorvo, Inc. (a)	423,342	33,939,328
QUALCOMM, Inc.	4,964,193	278,590,511
Skyworks Solutions, Inc.	609,620	58,919,773
Texas Instruments, Inc.	3,277,597	361,355,069
Xilinx, Inc.	848,452	55,369,978
		3,111,429,290
SOFTWARE — 21.7%
Activision Blizzard, Inc.	2,548,693	194,516,250
Adobe Systems, Inc. (a)	1,648,909	402,020,503
ANSYS, Inc. (a)	281,202	48,979,764
Autodesk, Inc. (a)	733,642	96,173,130
CA, Inc.	1,045,741	37,280,667
Cadence Design Systems, Inc. (a)	943,508	40,863,332
Citrix Systems, Inc. (a)	431,057	45,192,016
Electronic Arts, Inc. (a)	1,027,352	144,877,179
Intuit, Inc.	816,163	166,746,182
Microsoft Corp.	25,725,081	2,536,750,237
Oracle Corp.	9,977,976	439,629,623
Red Hat, Inc. (a)	594,903	79,937,116
salesforce.com, Inc. (a)	2,361,572	322,118,421
Symantec Corp.	2,080,276	42,957,699
Synopsys, Inc. (a)	498,878	42,688,990
Take-Two Interactive Software, Inc. (a)	382,872	45,316,730
		4,686,047,839
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.1%
Apple, Inc.	16,457,059	3,046,366,192
Hewlett Packard Enterprise Co.	5,112,789	74,697,847
HP, Inc.	5,495,650	124,696,299
NetApp, Inc.	897,078	70,447,535
Seagate Technology PLC	960,802	54,256,489
Western Digital Corp.	1,001,956	77,561,414
Xerox Corp.	716,065	17,185,560
		3,465,211,336
TOTAL COMMON STOCKS (Cost $18,301,782,330)		21,553,396,264

THE TECHNOLOGY SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d) (Cost $36,249,694)	36,249,694	$ 36,249,694
TOTAL INVESTMENTS — 100.0% (Cost $18,338,032,024)		21,589,645,958
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		90,740
NET ASSETS — 100.0%		$ 21,589,736,698

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$ 808,050,533	$—	$—	$ 808,050,533
Diversified Telecommunication Services	1,538,177,267	—	—	1,538,177,267
Electronic Equipment, Instruments & Components	321,837,455	—	—	321,837,455
Internet Software & Services	4,117,837,065	—	—	4,117,837,065
IT Services	3,504,805,479	—	—	3,504,805,479
Semiconductors & Semiconductor Equipment	3,111,429,290	—	—	3,111,429,290
Software	4,686,047,839	—	—	4,686,047,839
Technology Hardware, Storage & Peripherals	3,465,211,336	—	—	3,465,211,336
Short-Term Investment	36,249,694	—	—	36,249,694
TOTAL INVESTMENTS	$21,589,645,958	$—	$—	$21,589,645,958
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,740,576	$26,740,576	$493,016,884	$483,507,766	$—	$—	36,249,694	$36,249,694	$413,446	$—
State Street Navigator Securities Lending Government Money Market Portfolio	979,738	979,738	113,553,483	114,533,221	—	—	—	—	16,259	—
Total		$27,720,314	$606,570,367	$598,040,987	$—	$—		$36,249,694	$429,705	$—

THE UTILITIES SELECT SECTOR SPDR FUND SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 62.4%
Alliant Energy Corp.	2,591,985	$ 109,692,805
American Electric Power Co., Inc.	5,515,169	381,925,453
Duke Energy Corp.	7,849,540	620,741,623
Edison International	3,648,464	230,838,317
Entergy Corp.	2,024,922	163,593,448
Evergy, Inc.	3,036,982	170,526,539
Eversource Energy	3,548,531	207,979,402
Exelon Corp.	10,810,069	460,508,940
FirstEnergy Corp. (a)	5,019,790	180,260,659
NextEra Energy, Inc.	5,278,886	881,732,329
PG&E Corp.	5,782,654	246,109,754
Pinnacle West Capital Corp.	1,253,404	100,974,226
PPL Corp. (a)	7,826,312	223,441,208
Southern Co.	11,327,399	524,571,848
Xcel Energy, Inc.	5,697,914	260,280,712
		4,763,177,263
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.7%
AES Corp.	7,406,107	99,315,895
NRG Energy, Inc.	3,350,165	102,850,065
		202,165,960
MULTI-UTILITIES — 32.3%
Ameren Corp.	2,728,251	166,014,073
CenterPoint Energy, Inc.	4,831,532	133,881,752
CMS Energy Corp.	3,163,537	149,572,029
Consolidated Edison, Inc.	3,479,420	271,325,172
Dominion Energy, Inc.	7,306,977	498,189,692
DTE Energy Co.	2,031,778	210,553,154
NiSource, Inc.	3,777,748	99,279,218
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	5,657,214	$ 306,281,566
SCANA Corp.	1,597,211	61,524,568
Sempra Energy	2,956,239	343,248,910
WEC Energy Group, Inc.	3,533,291	228,427,263
		2,468,297,397
WATER UTILITIES — 2.2%
American Water Works Co., Inc.	1,993,815	170,231,925
TOTAL COMMON STOCKS (Cost $8,222,921,354)		7,603,872,545
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (b) (c) (Cost $23,107,477)	23,107,477	23,107,477
TOTAL INVESTMENTS — 99.9% (Cost $8,246,028,831)		7,626,980,022
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,956,859
NET ASSETS — 100.0%		$ 7,636,936,881

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$4,763,177,263	$—	$—	$4,763,177,263
Independent Power Producers & Energy Traders	202,165,960	—	—	202,165,960
Multi-Utilities	2,468,297,397	—	—	2,468,297,397
Water Utilities	170,231,925	—	—	170,231,925
Short-Term Investment	23,107,477	—	—	23,107,477
TOTAL INVESTMENTS	$7,626,980,022	$—	$—	$7,626,980,022
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,133,795	$18,133,795	$282,708,494	$277,734,812	$—	$—	23,107,477	$23,107,477	$201,009	$—

NOTES TO Schedules OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2018.

NOTES TO Schedules OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$ 173,193,255	$ 874,105	$ 1,151,122	$ (277,017)
The Consumer Discretionary Select Sector SPDR Fund	12,502,493,861	2,265,119,919	943,507,550	1,321,612,369
The Consumer Staples Select Sector SPDR Fund	9,473,139,969	65,117,369	1,115,907,278	(1,050,789,909)
The Energy Select Sector SPDR Fund	20,618,246,423	900,793,955	2,143,020,457	(1,242,226,502)
The Financial Select Sector SPDR Fund	29,404,712,024	987,859,504	819,480,127	168,379,377
The Health Care Select Sector SPDR Fund	15,451,976,940	1,004,178,019	1,408,754,023	(404,576,004)
The Industrial Select Sector SPDR Fund	12,884,362,443	230,846,310	1,356,883,194	(1,126,036,884)
The Materials Select Sector SPDR Fund	4,800,421,172	20,545,410	354,066,511	(333,521,101)
The Real Estate Select Sector SPDR Fund	2,727,445,807	83,492,789	221,046,013	(137,553,224)
The Technology Select Sector SPDR Fund	18,341,732,668	3,747,704,276	499,790,986	3,247,913,290
The Utilities Select Sector SPDR Fund	8,248,263,959	71,903,149	693,187,086	(621,283,937)
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:        August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:        August 17, 2018

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:        August 17, 2018